Property, equipment and software, net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, equipment and software, net
Total	¥ 13,315	¥ 114,451
Less: Accumulated depreciation and amortization	(9,403)	(24,656)
Less: Impairment loss	(3,912)
Property, equipment and software, net		89,795
Depreciation and amortization expenses	1,892	5,564	¥ 8,830
Building
Property, equipment and software, net
Total		92,747
Computer and electronic equipment
Property, equipment and software, net
Total	5,224	11,675
Software
Property, equipment and software, net
Total	7,149	7,990
Office furniture and equipment
Property, equipment and software, net
Total	¥ 942	581
Leasehold improvement
Property, equipment and software, net
Total		¥ 1,458